Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000254727
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity ETF
Class Name	Brown Advisory Flexible Equity ETF
Trading Symbol	BAFE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity ETF (the "Fund") for the period from November 15, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://brownadvisory.com/etf/flexible-equity-etf. You can also request this information by contacting us at 1-877-876-6383.
Additional Information Phone Number	1-877-876-6383
Additional Information Website	https://brownadvisory.com/etf/flexible-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name for workbook only delete after 11/30/25	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Brown Advisory Flexible Equity ETF	$20	0.56%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,054,653,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,745
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,054,653	46	$1,745	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.1%
Consumer Staples	2.3%
Industrials	9.2%
Health Care	11.2%
Consumer Discretionary	11.9%
Communication Services	12.2%
Information Technology	22.2%
Financials	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
Visa, Cl A	5.3%
Mastercard, Cl A	4.8%
Meta Platforms, Cl A	4.8%
Berkshire Hathaway, Cl B	4.6%
Amazon.com	4.2%
UnitedHealth Group	3.7%
KKR	3.6%
Apple	3.4%
Alphabet, Cl C	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-876-6383
Updated Prospectus Web Address	https://brownadvisory.com/etf/flexible-equity-etf